Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ (177,482)	$ (3,540,533)	$ (1,157,893)	$ 1,527,012
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		182,805	118,959	124,209
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		42,782	46,893	54,149
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		(1,097)	(17,605)	(1,092)
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net				6,863
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net				352,816
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		179,566		(13,502)
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		(4,056,037)	(1,438,308)	872,885
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		55,738	47,719	59,973
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		34,486	47,585	55,316
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		$ 21,224	$ 36,864	$ 15,395